Average Annual Total Returns - Institutional - Vanguard Russell 2000 Value Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions Inception Date	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	22.40%	7.01%	10.66%	Jul. 13, 2012	21.72%	6.39%	10.02%	Jul. 13, 2012	13.51%	5.31%	8.44%	Jul. 13, 2012	22.39%	6.99%	10.67%	Jul. 13, 2012	30.90%	11.18%	14.34%	Jul. 13, 2012